Other Expenses	9 Months Ended
Sep. 30, 2026
Other Expenses [Abstract]
OTHER EXPENSES
9	OTHER EXPENSES

For the periods ended September 30, 2026 and 2025, other expenses comprised of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
User acquisition and retention expenses (*)	5,302,105	2,819,324	14,368,065	5,835,644
Other	553,290	275,675	1,455,753	598,482
Total	5,855,395	3,094,999	15,823,818	6,434,126

(*) Relates to promotional subsidies extended to platform users, which we classify as a user acquisition and retention expense.